Calvert
Mortgage Access Fund
December 31, 2023
Schedule of Investments (Unaudited)

Collateralized Mortgage Obligations — 52.2%

Security	Principal Amount (000's omitted)	Value
Angel Oak Mortgage Trust, Series 2021-5, Class A2, 1.208%, 7/25/66(1)(2)	$67	$ 55,581
Angel Oak Mortgage Trust I, LLC, Series 2019-1, Class B1, 5.40%, 11/25/48(1)(2)	250	249,005
Bellemeade Re, Ltd., Series 2022-2, Class M1A, 9.337%, (30-day average SOFR + 4.00%), 9/27/32(1)(3)	500	509,656
BRAVO Residential Funding Trust:
Series 2021-NQM1, Class A3, 1.332%, 2/25/49(1)(2)	77	67,778
Series 2021-NQM3, Class A3, 1.956%, 4/25/60(1)(2)	118	105,043
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	934	849,251
CHNGE Mortgage Trust:
Series 2022-4, Class A1, 6.00% to 9/25/24, 10/25/57(1)(4)	792	789,716
Series 2022-NQM1, Class A3, 5.82% to 8/25/25, 6/25/67(1)(4)	88	87,908
Series 2022-NQM1, Class M1, 5.82% to 8/25/25, 6/25/67(1)(4)	500	493,350
Series 2023-1, Class A1, 7.065% to 2/25/26, 3/25/58(1)(2)	378	384,720
Series 2023-4, Class A3, 8.38%, 9/25/58(1)(4)	932	954,662
Deephaven Residential Mortgage Trust, Series 2020-2, Class B2, 5.786%, 5/25/65(1)(2)	500	494,113
FARM Mortgage Trust:
Series 2021-1, Class B, 3.24%, 7/25/51(1)(2)	766	558,038
Series 2022-1, Class B, 2.945%, 1/25/52(1)(2)	379	270,852
Series 2023-1, Class B, 3.032%, 3/25/52(1)(2)	972	695,364
Federal Home Loan Mortgage Corp., Series 5327, Class B, 6.00%, 8/25/53	650	681,192
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-HQA3, Class B2, 12.952%, (30-day average SOFR + 7.61%), 9/25/49(1)(3)	250	276,477
Series 2021-HQA1, Class B2, 10.337%, (30-day average SOFR + 5.00%), 8/25/33(1)(3)	750	766,672
Series 2022-HQA1, Class M1B, 8.837%, (30-day average SOFR + 3.50%), 3/25/42(1)(3)	500	519,507
Series 2022-HQA2, Class M1B, 9.337%, (30-day average SOFR + 4.00%), 7/25/42(1)(3)	500	528,588
Series 2023-HQA2, Class M1B, 8.687%, (30-day average SOFR + 3.35%), 6/25/43(1)(3)	750	792,691
Federal National Mortgage Association, Series 2023-12, Class LW, 6.00%, 4/25/53	500	527,684
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R06, Class 2B1, 9.202%, (30-day average SOFR + 3.864%), 9/25/39(1)(3)	226	233,670
Series 2023-R03, Class 2M2, 9.237%, (30-day average SOFR + 3.90%), 4/25/43(1)(3)	500	536,513
GCAT Trust:
Series 2022-NQM4, Class A3, 5.73% to 8/25/25, 8/25/67(1)(4)	88	87,538
Series 2022-NQM4, Class M1, 5.749%, 8/25/67(1)(2)	100	96,196
Series 2023-NQM2, Class A2, 6.243% to 2/25/26, 11/25/67(1)(4)	433	433,796
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
Series 2021-160, Class DI, 3.00%, 9/20/51(5)	$599	$ 91,826
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day average SOFR, Floor 0.00%), 7/20/52(5)(6)	822	13,878
Series 2022-173, Class S, 3.162%, (22.733% - 30-day average SOFR x 3.667), 10/20/52(6)	224	222,650
Series 2022-195, Class AS, 3.375%, (23.125% - 30-day average SOFR x 3.70), 11/20/52(6)	240	259,728
Series 2022-197, Class SW, 3.509%, (16.32% - 30-day average SOFR x 2.40), 11/20/52(6)	218	218,129
Series 2023-13, Class SA, 0.062%, (5.40% - 30-day average SOFR), 1/20/53(5)(6)	1,791	48,813
Series 2023-19, Class SD, 0.962%, (6.30% - 30-day average SOFR), 2/20/53(5)(6)	942	49,311
Series 2023-22, Class ES, 0.962%, (6.30% - 30-day average SOFR), 2/20/53(5)(6)	946	51,062
Series 2023-24, Class SB, 0.00%, (5.15% - 30-day average SOFR, Floor 0.00%), 2/20/53(5)(6)	1,891	53,725
Series 2023-24, Class SG, 0.962%, (6.30% - 30-day average SOFR), 2/20/53(5)(6)	946	51,062
Series 2023-38, Class LS, 0.962%, (6.30% - 30-day average SOFR), 3/20/53(5)(6)	956	51,520
Series 2023-47, Class HS, 0.962%, (6.30% - 30-day average SOFR), 3/20/53(5)(6)	335	18,032
Series 2023-47, Class SC, 0.912%, (6.25% - 30-day average SOFR), 3/20/53(5)(6)	477	25,205
Series 2023-65, Class G, 2.978%, (22.55% - 30-day average SOFR x 3.667), 5/20/53(6)	496	492,745
Series 2023-89, Class SE, 0.712%, (6.05% - 30-day average SOFR), 6/20/53(5)(6)	2,469	135,025
Series 2023-96, Class BL, 6.00%, 7/20/53	650	683,325
Series 2023-96, Class DB, 6.00%, 7/20/53	750	788,615
Series 2023-98, Class BW, 6.00%, 7/20/53	250	262,857
Series 2023-99, Class AL, 6.00%, 7/20/53	1,000	1,051,558
Series 2023-100, Class AY, 6.00%, 7/20/53	2,000	2,102,948
Series 2023-100, Class JL, 6.00%, 7/20/53	500	525,610
Series 2023-102, Class SG, 2.654%, (22.55% - 30-day average SOFR x 3.727), 7/20/53(6)	346	346,164
Series 2023-133, Class S, 5.587%, (21.60% - 30-day average SOFR x 3.00), 9/20/53(6)	695	730,798
Series 2023-149, Class S, 5.437%, (21.45% - 30-day average SOFR x 3.00), 10/20/53(6)	499	531,360
Series 2023-153, Class SM, 6.649%, (28.00% - 30-day average SOFR x 4.00), 10/20/53(6)	498	540,503
Series 2023-164, Class EL, 6.00%, 11/20/53	1,500	1,586,089
Series 2023-165, Class DY, 6.00%, 11/20/53	1,000	1,046,973
Series 2023-165, Class EY, 6.50%, 11/20/53	1,000	1,086,211
Series 2023-173, Class AX, 6.00%, 11/20/53	1,500	1,583,448
Series 2023-182, Class EL, 6.00%, 12/20/53	500	520,719
New Residential Mortgage Loan Trust, Series 2021-NQM2R, Class M1, 2.201%, 10/25/58(1)(2)	130	114,586
NewRez Warehouse Securitization Trust, Series 2021-1, Class F, 10.72%, (1 mo. SOFR + 5.364%), 5/25/55(1)(3)	841	846,570
PNMAC GMSR Issuer Trust:
2024 Participation, 11.06%, (30-day average SOFR + 5.75%), 12/24/24(3)	215	215,517

Calvert
Mortgage Access Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
PNMAC GMSR Issuer Trust: (continued)
Series 2022-FT1, Class A, 9.527%, (30-day average SOFR + 4.19%), 6/25/27(1)(3)	$300	$ 301,323
Series 2022-GT1, Class A, 9.587%, (30-day average SOFR + 4.25%), 5/25/27(1)(3)	500	500,978
Radnor RE, Ltd., Series 2022-1, Class M1A, 9.087%, (30-day average SOFR + 3.75%), 9/25/32(1)(3)	460	467,355
SG Residential Mortgage Trust, Series 2019-3, Class A1, 2.703%, 9/25/59(1)(2)	11	10,483
Total Collateralized Mortgage Obligations (identified cost $28,642,431)		$29,672,262

U.S. Government Agency Mortgage-Backed Securities — 81.0%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
4.50%, 8/1/52	$49	$ 47,512
5.50%, 11/1/52	99	99,441
6.00%, 7/1/53	498	509,184
6.50%, with various maturities to 2053	1,494	1,539,085
7.00%, 6/1/53	498	520,077
Government National Mortgage Association:
5.50%, 30-Year, TBA(7)	7,000	7,045,613
6.00%, 30-Year, TBA(7)	7,400	7,523,325
4.00%, with various maturities to 2052	945	898,393
4.50%, with various maturities to 2052	390	381,685
5.00%, with various maturities to 2052(8)	7,433	7,384,457
5.50%, with various maturities to 2062(8)	3,188	3,209,855
6.00%, with various maturities to 2053	6,582	6,733,439
6.50%, with various maturities to 2063(8)	6,600	6,800,312
7.00%, with various maturities to 2062(8)	3,264	3,406,694
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $46,145,456)		$46,099,072

Short-Term Investments — 2.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(9)	1,205,180	$ 1,205,180
Total Short-Term Investments (identified cost $1,205,180)		$ 1,205,180
Total Investments — 135.3% (identified cost $75,993,067)		$76,976,514

TBA Sale Commitments — (9.8)%
U.S. Government Agency Mortgage-Backed Securities — (9.8)%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
6.50%, 30-Year, TBA(7)	$(3,250)	$(3,330,486)
7.00%, 30-Year, TBA(7)	(2,150)	(2,217,441)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $5,540,086)		$(5,547,927)
Total TBA Sale Commitments (proceeds $5,540,086)		$(5,547,927)
Other Assets, Less Liabilities — (25.5)%		$(14,536,943)
Net Assets — 100.0%		$56,891,644

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $13,077,980 or 23.0% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2023.
(3)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2023.
(4)	Step coupon security. Interest rate represents the rate in effect at December 31, 2023.
(5)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at December 31, 2023.
(7)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

Calvert
Mortgage Access Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

(8)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.

Abbreviations:
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	400	Long	3/28/24	$43,509,375	$921,880
U.S. Long Treasury Bond	(18)	Short	3/19/24	(2,248,875)	(158,803)
U.S. Ultra-Long Treasury Bond	(9)	Short	3/19/24	(1,202,344)	(100,285)
					$662,792
At December 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended December 31, 2023, the Fund entered into futures contracts to manage duration.
Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of December 31, 2023 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
TD Securities (USA), LLC	12/7/23	On Demand(1)	5.53%	$5,266,954	$5,286,904
TD Securities (USA), LLC	12/11/23	On Demand(1)	5.63	1,015,326	1,018,615
Total Investments				$6,282,280	$6,305,519

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At December 31, 2023, the underlying collateral for all open reverse repurchase agreements was comprised of U.S. government agency mortgage-backed securities having an aggregate market value of $6,546,880.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at December 31, 2023. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at December 31, 2023.

Calvert
Mortgage Access Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At December 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,205,180, which represents 2.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund,Institutional Class(1)	$1,881,424	$6,296,984	$(6,973,228)	$ —	$ —	$1,205,180	$16,983	1,205,180

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of December 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$29,672,262	$ —	$29,672,262
U.S. Government Agency Mortgage-Backed Securities	—	46,099,072	—	46,099,072
Short-Term Investments	1,205,180	—	—	1,205,180
Total Investments	$1,205,180	$75,771,334	$ —	$76,976,514
Futures Contracts	$921,880	$ —	$ —	$921,880
Total	$2,127,060	$75,771,334	$ —	$77,898,394
Liability Description
TBA Sales Commitments	$ —	$(5,547,927)	$ —	$(5,547,927)
Futures Contracts	(259,088)	—	—	(259,088)
Total	$(259,088)	$(5,547,927)	$ —	$(5,807,015)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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